Related Party Transactions - Additional Information (Detail) - USD ($)											1 Months Ended	3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 14, 2023	Sep. 01, 2023	Aug. 03, 2023	May 19, 2023	Dec. 14, 2022	Oct. 06, 2022	Jun. 14, 2022	Jul. 01, 2021	May 25, 2021	Jan. 29, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 03, 2023	Jun. 01, 2023	May 08, 2023	Mar. 02, 2023
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services															$ 25,000
Due to related party													$ 90,000	$ 90,000	71,935	$ 120,000
Working capital loan													0		0	0	$ 0
Due to related party													281,935		71,935	191,935	71,935
Notes payable, related parties, current													2,810,000		0	1,150,000	0
Payments to Acquire Restricted Investments													640,000	0	225,000,000	0
LGM ENTERPRISES, LLC [Member]
Related Party Transaction [Line Items]
Notes payable, related parties, current													84,839,000		20,424,000	23,581,000	20,424,000
Accounts payable current													21,895,000		18,047,000	21,756,000	18,047,000
Revenue from related parties													239,397,000	237,629,000		320,042,000	208,277,000	$ 121,039,000
Accounts receivable current													719,000		3,196,000	14,088,000	3,196,000
Increase in equity in respect of accounts receivable from related parties																12,894,000	13,040,000
LGM ENTERPRISES, LLC [Member] | Subsidiaries Of LMGV [Member] | Purchases [Member]
Related Party Transaction [Line Items]
Purchases from related party													$ 1,550,000	$ 1,666,000		$ 2,185,000	$ 1,004,000	$ 836,000
LGM ENTERPRISES, LLC [Member] | Subsidiaries Of LMGV [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Related Party Transaction [Line Items]
Concentration risk percentage													3.00%	2.00%		2.61%	2.16%	3.49%
LGM ENTERPRISES, LLC [Member] | Subsidiaries Of LMGV [Member] | Lease Rent From Operating Leases [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction													$ 1,078,000	$ 878,000		$ 1,235,000	$ 844,000	$ 55,000
LGM ENTERPRISES, LLC [Member] | Peter Hooper [Member]
Related Party Transaction [Line Items]
Percentage of interest in property involving repurchase option	50.00%
Percentage of interest in property purchased	50.00%
Settled through trade receivables	$ 825,000
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price													$ 1.5			$ 1.5
Debt instrument convertible into warrants													$ 1,500,000			$ 1,500,000
Fuel Purchase And Lease Transactions [Member] | LGM ENTERPRISES, LLC [Member]
Related Party Transaction [Line Items]
Accounts payable current													0		28,000	72,000	28,000
Increase in equity for accounts payables													1,801,000	3,919,000
Payment made to related party in the form of distribution																6,188,000	2,368,000	1,000
Charter Flight Revenue [Member] | LGM ENTERPRISES, LLC [Member] | Owners Of Subsidiaries And Lessor Of Variable Interest Entities [Member]
Related Party Transaction [Line Items]
Revenue from related parties													18,387,000	17,750,000		22,468,000	17,390,000	$ 5,359,000
Charter Flight Revenue [Member] | LGM ENTERPRISES, LLC [Member] | Other Than Subsidiaries And Variable Interest Entities [Member]
Related Party Transaction [Line Items]
Revenue from related parties													101,000	15,000
Customer Flight Activity Charges [Member] | LGM ENTERPRISES, LLC [Member]
Related Party Transaction [Line Items]
Accounts receivable current													1,511,000		1,600,000	2,996,000	1,600,000
Long Term Accounts Receivables [Member] | LGM ENTERPRISES, LLC [Member] | Owners Of Subsidiaries And Lessor Of Variable Interest Entities [Member]
Related Party Transaction [Line Items]
Accounts receivable net non current													2,683,000		1,158,000	2,629,000	1,158,000
Related Party Receivables [Member] | LGM ENTERPRISES, LLC [Member]
Related Party Transaction [Line Items]
Reduction of equity receivables													977,000	3,912,000
Notes Receivable From Purchase Of Ownership Interest Of A Consolidated Subsidiary One [Member] | LGM ENTERPRISES, LLC [Member] | Noncontrolling Interest [Member]
Related Party Transaction [Line Items]
Notes receivable													$ 2,468,000		2,700,000	$ 2,572,000	$ 2,700,000
Percentage of ownership divested													99.00%			99.00%	99.00%
Notes Receivable From Purchase Of Ownership Interest Of A Consolidated Subsidiary Two [Member] | LGM ENTERPRISES, LLC [Member] | Noncontrolling Interest [Member]
Related Party Transaction [Line Items]
Notes receivable													$ 2,440,000		2,677,000	$ 2,545,000	$ 2,677,000
Percentage of ownership divested													99.00%			99.00%	99.00%
Guarantee Given To Financial Institution [Member] | LGM ENTERPRISES, LLC [Member] | Sea Jay LLC [Member]
Related Party Transaction [Line Items]
Gurantor obligations current carrying value										$ 11,900,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Underwriters over-allotment								843,750
Sponsor [Member] | Office Space Administrative And Support Services [Member]
Related Party Transaction [Line Items]
Due to related party												$ 30,000	$ 90,000	$ 90,000	71,935	$ 120,000
Related party transaction, amounts of transaction									$ 10,000
Sponsor [Member] | Promisory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 170,000	$ 270,000		$ 330,000	$ 420,000	$ 400,000						300,000			300,000				$ 240,000	$ 250,000	$ 250,000
Debt Instrument, maturity date		Nov. 28, 2023			May 27, 2023	May 27, 2023	May 27, 2023
Payments to Acquire Restricted Investments			$ 160,000
Sponsor [Member] | Extension Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 160,000																	$ 160,000	$ 160,000
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party															71,935	191,935	$ 71,935
Related Party [Member] | LGM ENTERPRISES, LLC [Member]
Related Party Transaction [Line Items]
Due to related party													0		$ 28,000	72,000	$ 28,000
Related Party [Member] | Promisory Note [Member]
Related Party Transaction [Line Items]
Notes payable, related parties, current													$ 2,810,000			$ 1,150,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock dividends, shares											1,437,500
Common stock shares outstanding									6,468,750				1,000		5,625,000	5,625,000	5,625,000
Common stock shares surrendered									718,750
Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding											7,187,500
Common stock shares subject to forfeiture									843,750
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Conversion of stock, shares converted				5,624,000
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services										$ 25,000
Stock issued during period shares										5,750,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding													5,624,000		0	0	0
Common Class A [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Conversion of stock, shares converted				5,625,000